As filed with the Securities and Exchange Commission on or about September 8, 2009

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Registration No. 333-03715

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 62	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Registration No. 811-07619 Amendment No. 64	☒

Nuveen Investment Trust

(Exact name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on September 15, 2009 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 62

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 60, as it relates to the Nuveen NWQ Equity Income Fund, until September 15, 2009. Parts A and B of the Registrant’s Post-Effective Amendment No. 60 under the Securities Act of 1933 as it relates to the Nuveen NWQ Equity Income Fund, filed on June 26, 2009, are incorporated by reference herein.

Part C—Other Information

Signatures

Index to Exhibits

Exhibits

Nuveen Investment Trust is a multi-series investment company that consists of 14 series. Thirteen of those series, the Nuveen Multi-Manager Large-Cap Value Fund, Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund, Nuveen Tradewinds Value Opportunities Fund, Nuveen Enhanced Core Equity Fund, Nuveen Enhanced Mid-Cap Fund, Nuveen Growth Allocation Fund, Nuveen Moderate Allocation Fund, Nuveen Conservative Allocation Fund, Nuveen U.S. Equity Completeness Fund and Nuveen Enhanced Core Equity Plus Fund, are not included in this amendment to the Registration Statement and are not affected by this amendment to the Registration Statement.

PART C—OTHER INFORMATION

Item 23: Exhibits:

(a)(1).	Declaration of Trust of Registrant.(1)

(a)(2).	Amended Establishment and Designation of Classes, dated April 23, 2008.(11)

(a)(3).	Amended Designation of Series for Nuveen Investment Trust, dated May 28, 2009.(14)

(b).	Amended and Restated By-Laws of Registrant.(6)

(c).	Specimen Certificate of Shares of the Funds.(2)

(d)(1).	Management Agreement between Registrant and Nuveen Asset Management, dated November 13, 2007.(11)

(d)(2).	Renewal of Investment Management agreement between Registrant and Nuveen Asset Management, dated July 31, 2008.(14)

(d)(3).	Amended Schedules A and B of Renewal of Investment Management Agreement between Registrant and Nuveen Asset Management, dated December 19, 2008.(13)

(d)(4).	Investment Sub-Advisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC, dated .(15)

(e)(1).	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated dated August 1, 1998.(5)

(e)(2).	Dealer Management Agreement dated October 22, 1996.(3)

(e)(3).	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement, dated June 23, 2004.(8)

(e)(4).	Form of Nuveen Funds Rule 22c-2 Agreement.(9)

(e)(5).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC dated August 1, 2008.(12)

(f).	Not applicable.

(g)(1).	Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(7)

(g)(2).	Appendix A to Custodian Agreement dated as of December 17, 2008.(13)

(h)(1).	Transfer Agency and Service Agreement between certain Nuveen Open-End Investment Companies and State Street Bank and Trust Company.(6)

(h)(2).	Schedule A to Transfer Agency and Service Agreement between Nuveen Open-End Investment Companies and State Street Bank and Trust Company, dated December 30, 2008.(13)

(i)(1).	Opinion and Consent of Bingham McCutchen LLP, dated .(15)

(i)(2).	Opinion and Consent of Chapman and Cutler LLP, dated .(15)

(j).	Not applicable.

(k).	Not applicable.

(l).	Subscription Agreement with Nuveen Institutional Advisory Corp.(4)

(m).	Plan of Distribution and Service Pursuant to Rule 12b-1.(11)

(n).	Multi-Class Plan.(11)

(p).	Code of Ethics and Reporting Requirements of Certain Subsidiaries of Nuveen Investments, Inc.(10)

(z)(1).	Powers of Attorney for Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone.(11)

(z)(2).	Original Powers of Attorney of Messrs. Amboian and Toth.(14)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)	Incorporated by reference to the pre-effective amendment no. 2 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 25 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 32 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 35 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 39 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 51 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to the post-effective amendment no. 53 filed on Form N-1A for Registrant.
(12)	Incorporated by reference to the post-effective amendment no. 58 filed on Form N-1A for Registrant.
(13)	Incorporated by reference to the post-effective amendment no. 59 filed on Form N-1A for Registrant.
(14)	Incorporated by reference to the post-effective amendment no. 60 filed on Form N-1A for Registrant.
(15)	To be filed by amendment.

Item 24: Persons Controlled by or under Common Control with Fund.

Not applicable.

Item 25: Indemnification.

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000 for cost of correction and $2,500,000 for all other claims) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser.

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel

Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Managing Director and Assistant Secretary of Nuveen Investment Holdings, Inc. and Nuveen Investments Advisers Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Nuveen Investments Institutional Services Group, LLC, Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc., Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management, LLC.

Sherri A. Hlavacek, Vice President, Treasurer and Corporate Controller

Managing Director, Corporate Controller and Treasurer of Nuveen Investments, Inc. and Nuveen Investments, LLC; Vice President, Corporate Controller and Treasurer of Nuveen Investments Holdings, Inc.; Vice President and Corporate Controller of Nuveen Investments Advisers Inc.; Vice President of Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of NWQ Holdings, LLC.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
John L. MacCarthy, Executive Vice President and Secretary

Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, and Nuveen Investments Holdings, Inc.; Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.

Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC.

(b) Institutional Capital LLC (“Institutional Capital”) acts as investment sub-adviser to the ICAP Funds, Inc. and as one of the sub-investment advisers to the Registrant for the Nuveen Multi-Manager Large-Cap Value Fund. In addition, Institutional Capital serves as investment adviser to separately managed accounts.

A description of any other business, profession, vocation, or employment of a substantial nature in which the directors or officers have or have been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee appears below. The principal business address for each person is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

Name	Positions and Offices with ICAP	Other Business, Profession, Vocation or Employment During Past Two Years
Jerrold K. Senser, CFA	Chief Executive Officer and Chief Investment Officer

Thomas R. Wenzel, CFA	Executive Vice President and Director of Research

Paula L. Rogers	Executive Vice President

(c) NWQ Investment Management Company, LLC (“NWQ”) acts as a sub-investment adviser to the Registrant for the Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Equity Income Fund. In addition, NWQ serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of NWQ. The principal business address of each person is 2049 Century Park East, 16th Floor, Los Angeles, California 90067.

Name	Positions and Offices with NWQ	Other Business, Profession, Vocation or Employment During Past Two Years
Jon D. Bosse, CFA	Chief Investment Officer, Co-President, Managing Director, Portfolio Manager	None

John E. Conlin	Co-President, Executive Committee Member, Chief Operating Officer	Co-Founder, (2004-2006) of Education Partners; Board Member (since 2003) of Montgomery & Company; Board Member (since 2005), Pope Resources M.L.P.; Board Member (since 2005), Acme Communications Corporation.

Edward C. Friedel, CFA	Managing Director, Executive Committee Member, Portfolio Manager

(d) Tradewinds Global Investors, LLC (“Tradewinds”) acts as sub-investment adviser to the Registrant for the Nuveen Tradewinds Value Opportunities Fund and also serves as sub-investment adviser to other open-end funds and certain closed-end funds. In addition, Tradewinds serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of Tradewinds. The principal address of each person is 2049 Century Park East, 20th Floor, Los Angeles, California 90067.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Constance Lawton	Co-President, Chief Operating Officer and Managing Director	None

David B. Iben, CFA	Co-President, Chief Investment Officer, Managing Director, Portfolio Manager	Managing Director and Portfolio Manager (2000-2006) of NWQ Investment Management Company, LLC.

(e) Nuveen HydePark Group, LLC (“HydePark”) acts as one of the sub-investment advisers to the Registrant for Nuveen Multi-Manager Large-Cap Value Fund and as sub-investment adviser to the Registrant for the Nuveen Enhanced Core Equity Fund, Nuveen Enhanced Mid-Cap Fund, Nuveen U.S. Equity Completeness Fund and Nuveen Enhanced Core Equity Plus Fund. HydePark also provides specialized risk control and portfolio advisory services to institutional investors. The following is a list of each director and officer of HydePark. The principal business address of each person is 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604.

Name	Positions and Offices with HydePark	Other Business, Profession, Vocation or Employment During Past Two Years
David E. Tierney	Senior Managing Director and Chief Investment Officer	Senior Managing Director and Chief Investment Officer of Nuveen Investment Solutions, Inc.

Thomas M. Richards	Senior Managing Director	Senior Managing Director of Nuveen Investment Solutions, Inc.

M. Ann Posey	Managing Director	Managing Director and Assistant Secretary of Nuveen Investment Solutions, Inc.

Charles McPike	Managing Director	Managing Director and Assistant Secretary of Nuveen Investment Solutions, Inc.

Name	Positions and Offices with HydePark	Other Business, Profession, Vocation or Employment During Past Two Years
John Simmons	Managing Director	Managing Director and Assistant Secretary of Nuveen Investment Solutions, Inc.

John Gambla	Managing Director	Managing Director of Nuveen Asset Management and Nuveen Investment Solutions, Inc.

Rob Guttschow	Managing Director	Managing Director of Nuveen Asset Management and Nuveen Investment Solutions, Inc.

Michael N. Lindh	Vice President and Assistant Secretary	Vice President and Assistant Secretary of Nuveen Investment Solutions, Inc.

Mary E. Keefe	Vice President and Chief Compliance Officer	Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Asset Management, Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC and Santa Barbara Asset Management LLC; Managing Director and Assistant Secretary Nuveen Investments Institutional Services Group LLC; Vice President and Chief Compliance Officer of Nuveen Investment Solutions, Inc.

John L. MacCarthy	Vice President and Secretary	Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Vice President and Secretary (since 2006) of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen Investment Solutions, Inc.

Name	Positions and Offices with HydePark	Other Business, Profession, Vocation or Employment During Past Two Years
Larry W. Martin	Vice President and Assistant Secretary	Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen Investment Solutions, Inc.; Vice President and Assistant Secretary of funds in Nuveen fund complex.

Kevin J. McCarthy	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen Investment Solutions, Inc.; Vice President and Secretary of funds in Nuveen fund complex.

Gifford R. Zimmerman	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC and Nuveen Asset Management; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC, NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen Investment Solutions, Inc.; Chief Administrative Officer of funds in Nuveen fund complex.

(f) Symphony Asset Management (“Symphony”) acts as one of the sub-investment advisers to the Registrant for the Nuveen Multi-Manager Large-Cap Value Fund. Symphony also serves as sub-investment adviser to certain other open-end and closed-end funds and as investment adviser to separately managed accounts. The following is a list of each director and officer of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
Jeffrey L. Skelton	President and Chief Executive Officer	None

Neil L. Rudolph	Chief Operating Officer and Chief Financial Officer	None

Praveen K. Gottipalli	Vice President and Director of Investments	None

Michael J. Henman	Vice President and Director of Business Development	None

Gunther M. Stein	Vice President and Director of Fixed Income Strategies	None

David T. Wang	Portfolio Manager	None

(g) Nuveen Investment Solutions, Inc. (“NIS”) (formerly, Richards & Tierney, Inc.) acts as sub-investment adviser to the Registrant for the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund. The following is a list of each director and officer of NIS. The principal business address of each person is 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604.

Name	Positions and Offices with NIS	Other Business, Profession, Vocation or Employment During Past Two Years
David E. Tierney	Senior Managing Director and Chief Investment Officer	Senior Managing Director and Chief Investment Officer of HydePark.

Thomas M. Richards	Senior Managing Director	Senior Managing Director of HydePark.

M. Ann Posey	Managing Director	Managing Director and Assistant Secretary of HydePark.

Charles McPike	Managing Director	Managing Director and Assistant Secretary of HydePark.

John Simmons	Managing Director	Managing Director and Assistant Secretary of HydePark.

John Gambla	Managing Director	Managing Director of Nuveen Asset Management and HydePark.

Rob Guttschow	Managing Director	Managing Director of Nuveen Asset Management and HydePark.

Michael N. Lindh	Vice President and Assistant Secretary	Vice President and Assistant Secretary of HydePark

Name	Positions and Offices with NIS	Other Business, Profession, Vocation or Employment During Past Two Years
Mary E. Keefe	Vice President and Chief Compliance Officer	Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Asset Management, Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC and Santa Barbara Asset Management LLC; Managing Director and Assistant Secretary Nuveen Investments Institutional Services Group LLC; Vice President and Chief Compliance Officer of HydePark.

John L. MacCarthy	Vice President and Secretary	Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Vice President and Secretary (since 2006) of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen HydePark Group, LLC.

Larry W. Martin	Vice President and Assistant Secretary	Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of funds in Nuveen fund complex.

Name	Positions and Offices with NIS	Other Business, Profession, Vocation or Employment During Past Two Years
Kevin J. McCarthy	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investment Advisers Inc., and Nuveen Investment Institutional Services Group LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen HydePark Group; Vice President and Secretary of funds in Nuveen fund complex.

Gifford R. Zimmerman	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC, and Nuveen Asset Management; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC, NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen HydePark Group, LLC; Chief Administrative Officer of funds in Nuveen fund complex.

Item 27: Principal Underwriters.

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer	Trustee

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606	Managing Director	Vice President

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Secretary and General Counsel	None

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Mark R. Winget 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 28: Location of Accounts and Records.

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 29: Management Services.

Not applicable.

Item 30: Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 8th day of September, 2009.

NUVEEN INVESTMENT TRUST

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			September 8, 2009

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			September 8, 2009

ROBERT P. BREMNER*	Chairman of the Board and Trustee	ý ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact September 8, 2009
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy, Larry W. Martin and Gifford R. Zimmerman, among others, to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and filed with the Securities and Exchange Commission and is incorporated by reference.

EXHIBIT INDEX

Exhibit Number	Exhibit